ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts receivable and other

AS AT DEC. 31 (MILLIONS)	Note	2023	2022
Accounts receivable	(a)	$14,879	$14,155
Prepaid expenses and other assets		11,363	10,557
Restricted cash	(b)	2,270	2,666
Total		$28,512	$27,378

Schedule of current and non-current accounts receivable	The current and non-current balances of accounts receivable and other are as follows:

AS AT DEC. 31 (MILLIONS)	2023	2022
Current	$20,263	$19,489
Non-current	8,249	7,889
Total	$28,512	$27,378

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the key valuation metrics of the company’s investment properties:

	2023			2022
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core	6.2%	4.8%	11	6.2%	4.6%	11
Transitional and development[1]	7.9%	6.2%	10	7.7%	5.9%	10
LP Investments[1]	8.6%	5.8%	13	8.3%	5.7%	13
Other investment properties[2]	7.4%	n/a	n/a	7.5%	n/a	n/a
1.The rates presented are for investment properties valued using the discounted cash flow method. These rates exclude multifamily, triple net lease, student housing, manufactured housing and other investment properties valued using the direct capitalization method.
2.Other investment properties include investment properties held in our Infrastructure segment and other direct investments within our Asset Management segment.